Transactions with Related Parties (Altair and Steamship) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties, current	$ 136,000	$ 596,000
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,644,000	2,210,000	$ 1,854,000
Due to related parties, current	136,000	138,000
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,309,000	3,309,000	2,653,000
Due to related parties, current	0	0
Commissions charged by a related party (Note 4(d))	$ 1,219,000	$ 712,000	$ 576,000